NET FINANCIAL RESULT (Tables)	6 Months Ended
Jun. 30, 2022
NET FINANCIAL RESULT
Schedule of net financial result

	June 30,	June 30,
	2022	2021
Financial expenses
Interest on loans, financing and debentures (1)	(1,742,976)	(1,492,521)
Premium expenses on early settlements		(33,719)
Amortization of transaction costs (2)	(36,838)	(56,502)
Interest expense on lease liabilities (3)	(210,597)	(212,540)
Amortization of fair value adjustment	(9,452)	(6,108)
Other	(183,660)	(121,702)
	(2,183,523)	(1,923,092)
Financial income
Cash and cash equivalents and marketable securities	303,822	49,328
Interest on other assets	48,745	21,162
	352,567	70,490
Results from derivative financial instruments
Income	8,653,252	4,603,059
Expenses	(4,032,366)	(3,364,186)
	4,620,886	1,238,873
Monetary and exchange rate variation, net
Exchange rate variation on loans, financing and debentures	3,812,954	2,065,925
Lease	176,291	96,774
Other assets and liabilities (4)	(818,556)	(473,507)
	3,170,689	1,689,192
Net financial result	5,960,619	1,075,463

1)	Does not include R$108,972 arising from capitalized loan costs for the six-month period ended June 30, 2022 (does not include R$1,049 as of June 30, 2021).
2)	Includes an expense of R$39 arising from transaction costs with loans and financing that were recognized directly to the statement of income (R$3,767 as of June 30, 2021).
3)	Includes R$84,470, referring to the reclassification to the biological assets item for the composition of the formation cost (R$61,260 as of June 30, 2021).

4)	Includes effects of exchange rate variations of trade accounts receivable, trade account payable, cash and cash equivalents, marketable securities and other.